Group information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of Company's Principal Subsidiaries
The Company’s principal subsidiaries as at December 31, 2022 are as follows:

Name	Principal activities	Proportion of voting rights and shares held (directly or indirectly)	Country of incorporation
Spotify AB	Main operating company	100%	Sweden
Spotify USA Inc.	USA operating company	100%	USA
Spotify Ltd	Sales, marketing, contract research and development, and customer support	100%	UK
Spotify Spain S.L.	Sales, marketing and other support services	100%	Spain
Spotify GmbH	Sales, marketing and other support services	100%	Germany
Spotify France SAS	Sales, marketing and other support services	100%	France
Spotify Canada Inc.	Sales, marketing and other support services	100%	Canada
Spotify Australia Pty Ltd	Sales and marketing	100%	Australia
Spotify Brasil Serviços De Música LTDA	Sales and marketing	100%	Brazil
Spotify Japan K.K	Sales and marketing	100%	Japan
Spotify India LLP	Sales, distribution and marketing	100%	India
S Servicios de Música México, S.A. de C.V.	Sales and marketing	100%	Mexico
Spotify Singapore Pte Ltd.	Sales and marketing	100%	Singapore
Spotify Italy S.r.l.	Sales and marketing	100%	Italy